Note 15 - Income taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Net operating loss carryforwards	$ 496,028	$ 423,228
Allowance for credit losses	115,111	151,335
Lease liabilities	216,316	96,541
Total deferred tax assets	827,455	671,104
Less: valuation allowance	(560,338)	(574,563)	$ (89,763)	$ (154,941)
Deferred Tax Assets, Net of Valuation Allowance	267,117	96,541
Net off against deferred tax liabilities	(267,117)	(96,541)
Net deferred tax assets	0	0
Right-of-use assets	267,117	96,541
Deferred tax liabilities	267,117	96,541
Net off against deferred tax assets	(267,117)	(96,541)
Net deferred tax liabilities	0	0
Deferred Tax Assets, Valuation Allowance	560,338	574,563	89,763	$ 154,941
Additions - Valuation allowance of deferred tax assets	111,410	488,670	0
Utilization - Valuation allowance of deferred tax assets	0	0	(62,982)
Reversal - Valuation allowance of deferred tax assets	(112,902)	0	0
Exchange rate effect - Valuation allowance of deferred tax assets	$ (12,733)	$ (3,870)	$ (2,196)